Borrowings - Summary of Loans (Detail)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 30,857,308		$ 15,183,421
Long-term borrowings from related parties - unsecured	30,857,308		15,183,421
Current borrowings - unsecured			2,900,971
Current borrowings from related parties - unsecured			617,912
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	7,341,127	$ 7,341,127	7,494,665	$ 10,000,000
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	19,521,647		4,060,357
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 3,994,534		3,628,399
Current borrowings - unsecured			329,270
Current borrowings from related parties - unsecured			67,912
Loans from Shareholders
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings - unsecured			2,571,701
Loans from Related Parties
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings from related parties - unsecured			$ 550,000